Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

5. INCOME TAXES

The details of income tax expense (benefit) are as follows:

	Years Ended September 30
	2012	2011	2010
Current income taxes:
Federal	$(38,608)	$(178,190)	$543,852
State	232,270	263,898	228,008
Total current income taxes	193,662	85,708	771,860
Deferred income taxes:
Federal	2,269,921	2,586,877	1,746,425
State	184,405	189,224	202,871
Total deferred income taxes	2,454,326	2,776,101	1,949,296
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Total income tax expense	$2,638,949	$2,847,111	$2,691,001

Income tax expense for the years ended September 30, 2012, 2011 and 2010 differed from amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes due to the following:

	Years Ended September 30
	2012	2011	2010

Income before income taxes	$6,935,694	$7,500,584	$7,136,437

Income tax expense computed at the federal
statutory rate	$2,358,136	$2,550,199	$2,426,389
State income taxes, net of federal income
tax benefit	275,005	299,061	284,380
Amortization of investment tax credits	(9,039)	(14,698)	(30,155)
Other, net	14,847	12,549	10,387

Total income tax expense	$2,638,949	$2,847,111	$2,691,001

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows:

	September 30
	2012	2011

Deferred tax assets:
Allowance for uncollectibles	$24,757	$25,075
Accrued pension and postretirement medical benefits	2,698,204	2,487,668
Accrued vacation	232,516	222,233
Over-recovery of gas costs	-	134,939
Costs of gas held in storage	1,181,336	995,956
Deferred compensation	510,288	514,993
Interest rate swap	1,107,186	1,257,302
Other	279,981	191,919

Total gross deferred tax assets	6,034,268	5,830,085

Deferred tax liabilities:
Utility plant	14,925,657	12,707,133
Under recovery of gas costs	260,859	-
Accrued gas costs	374,321	179,244

Total gross deferred tax liabilities	15,560,837	12,886,377

Net deferred tax liability	$9,526,569	$7,056,292

FASB ASC No. 740 - Income Taxes provides for the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recognized in the financial statements. The Company has evaluated its tax positions and accordingly has not identified any significant uncertain tax positions. The Company's policy is to classify interest associated with uncertain tax positions as interest expense in the financial statements. Penalties are classified under other expense.

The Company files a consolidated federal income tax return and state income tax returns in Virginia and West Virginia. The federal returns and the state returns for both Virginia and West Virginia for the tax years ended prior to September 30, 2009 are no longer subject to examination. An examination of the Company's 2010 federal income tax return was recently completed. The audit did not result in any additional tax being owed.